SHARE CAPITAL (Details 2)	12 Months Ended
Dec. 31, 2019
Disclosure Of Assumptions For Warrants Abstract
Risk-free interest rate	1.55%
Expected life (years)	3 years
Expected volatility	67.22%
Expected dividend yield	0.00%